Advances for Vessels Under Construction And Acquisition Of Vessels, Newbuildings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Newbuilding Vessels
Vessels [Line Items]
Newbuildings periodic installments, next twelve months	$ 617,986
Newbuildings periodic installments, 2016	141,080
Total aggregate remaining contracted price plus agreed extras	$ 759,066
Number of newbuilding contracts	24
Merger and Pappas Transaction
Vessels [Line Items]
Number of newbuilding contracts	15